Quarterly Results of Operations (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of Unaudited Quarterly Results of Operations
Revenues as reported and adjusted									$ 1,816,397,000	$ 1,324,014,000	$ 569,371,000
Net income (loss) attributable to common stockholders	90,576,000	37,269,000	54,735,000	39,307,000	27,282,000	36,607,000	69,847,000	23,372,000	221,884,000	157,108,000	106,882,000
Net income (loss) attributable to common stockholders per share:
Basic	$ 0.35	$ 0.17	$ 0.26	$ 0.2	$ 0.15	$ 0.21	$ 0.4	$ 0.15	$ 0.99	$ 0.9	$ 0.84
Diluted	$ 0.35	$ 0.16	$ 0.25	$ 0.19	$ 0.15	$ 0.21	$ 0.39	$ 0.15	$ 0.98	$ 0.9	$ 0.83
Quarterly Results of Operations (Textuals) [Abstract]
Decreases in net income amounts and per share attributable to gains on sales of real estate		12,827,000	32,450,000			185,000	30,224,000
Impairment of assets					11,992,000				29,287,000	12,194,000	947,000
Scenario, Previously Reported [Member]
Summary of Unaudited Quarterly Results of Operations
Revenues as reported and adjusted	500,663,000	474,139,000	453,082,000	435,359,000	407,391,000	384,786,000	381,059,000	255,477,000
Scenario, Adjustment [Member]
Summary of Unaudited Quarterly Results of Operations
Discontinued operations	(945,000)	(12,306,000)	(14,778,000)	(18,817,000)	(24,360,000)	(26,114,000)	(25,863,000)	(28,362,000)
Scenario, Actual [Member]
Summary of Unaudited Quarterly Results of Operations
Revenues as reported and adjusted	$ 499,718,000	$ 461,833,000	$ 438,304,000	$ 416,542,000	$ 383,031,000	$ 358,672,000	$ 355,196,000	$ 227,115,000